Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Documentand Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BT
Entity Registrant Name	BT Group plc
Entity Central Index Key	0000756620
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	9,968,127,681